Oil And Gas Properties (Narrative) (Q3) (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Oil And Gas Properties [Abstract]
Depletion expense	$ 405,000	$ 504,000	$ 637,000	$ 722,000
Gain (loss) on asset retirement obligations		$ 4,000